DESCRIPTION OF BUSINESS (Details)	Jun. 30, 2023 $ / shares
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
LMA
Business Acquisition [Line Items]
Exchange ratio	0.8